INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Assets And Liabilities [Line Items]
Non-capital loss carry-forwards	$ 328,375	$ 309,510
Non-capital loss carry-forwards	(8,082)	38,740
Deferred income tax assets	320,293	348,250
Deferred income tax liability	(320,293)	(348,250)
Net deferred tax asset (liability)	0	0
Deficiency (excess) of carrying value over tax value of property, plant and equipment [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	$ (320,293)	$ (348,250)